Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating
Net loss	$ (24,289)	$ (3,552)
Non-cash items
Depreciation and amortization	403	89
Interest expense on lease liabilities	53
Stock-based compensation expense	3,620	721
(Gain) loss on change in fair value of warrants	(3,560)	4,794
Non-cash issue costs		764
Non-cash settlement included in payables		2,090
Accrued interest on Note payable	115	187
Changes in non-cash working capital balances
Prepaid expenses and deposits	(223)	(330)
Accounts payable and accrued liabilities	(441)	(5,604)
Cash used in operating activities	(24,322)	(841)
Financing
Exercise of Derivative warrants	8,000
January 2021 Equity Offering, net of issuance costs	10,375
February 2021 Equity Offering, net of issuance costs	21,093
Exercise of Equity warrants	1,985
Exercise of stock options	14
Proceeds from issuance of common shares	2,709	23,490
Note payable	135	1,500
Repayment of lease liabilities	(180)	(34)
Cash provided by financing activities	44,131	24,956
Investing
Purchase of property, plant and equipment	(333)	(79)
Purchase of patents	(268)	(175)
Cash used in investing activities	(601)	(254)
Increase in cash	19,208	23,861
Cash, beginning of the period	25,469	814
Cash, end of the period	$ 44,677	$ 24,675